CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 393	$ 433
Cash subject to restriction	186	207
Short-term deposit	48	2
Cash and cash equivalents	$ 627	$ 642	$ 525	$ 512